Deferred charges, net	3 Months Ended
Dec. 31, 2018
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

On October 27, 2017, the M/V Magic P commenced its scheduled dry-dock which was completed on November 25, 2017. In accordance with the Company’s policy, such costs are deferred and amortized on a straight-line basis over the period until the Vessel’s upcoming dry-dock. As of September 30, 2017 and 2018 and December 31, 2018, net unamortized deferred dry-dock charges amounted to $0, $443,394 and $341,070, respectively. During the period ended September 30, 2017, the year ended September 30, 2018 and the three months ended December 31, 2018, amortization of deferred dry-dock costs amounted to $0,  $341,080 and $102,324 respectively, and is included in Depreciation and amortization in the accompanying consolidated statements of comprehensive income. The unamortized balance as of December 31, 2018, is expected to be amortized to depreciation and amortization expense through the fourth quarter of 2019.